Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

Listed below are our debt obligations as of the periods presented:

	Interest Rate	March 31, 2015	December 31, 2014
		(in millions)
$2.75 billion RBL credit facility - due May 24, 2019	Variable	$980	$852
$750 million senior secured term loan - due May 24, 2018(1)(3)	Variable	496	496
$400 million senior secured term loan - due April 30, 2019(2)(3)	Variable	150	150
$750 million senior secured notes - due May 1, 2019(3)	6.875%	750	750
$2.0 billion senior unsecured notes - due May 1, 2020	9.375%	2,000	2,000
$350 million senior unsecured notes - due September 1, 2022	7.75%	350	350
Total		$4,726	$4,598

(1)The term loan was issued at 99% of par and carries interest at a specified margin over the LIBOR of 2.75%, with a minimum LIBOR floor of 0.75%.  As of
March 31, 2015 and December 31, 2014, the effective interest rate of the term loan was 3.50%.
(2)The term loan carries interest at a specified margin over the LIBOR of 3.50%, with a minimum LIBOR floor of 1.00%.  As of March 31, 2015 and December 31, 2014, the effective rate for the term loan was 4.50%.
(3)The term loans and secured notes are secured by a second priority lien on all of the collateral securing the RBL credit facility, and effectively rank junior to any existing and future first lien secured indebtedness of the Company.

As of March 31, 2015 and December 31, 2014, we had $85 million and $90 million, respectively, in deferred financing costs on our consolidated balance sheets. During each of the quarters ended March 31, 2015 and 2014, we amortized $5 million of deferred financing costs in interest expense.
$2.75 Billion Reserve-based Loan (RBL). We have a $2.75 billion credit facility in place which allows us to borrow funds or issue letters of credit (LC's). As of March 31, 2015, we had $980 million of outstanding borrowings and approximately $82 million of LC's issued under the facility, leaving $1.7 billion of remaining capacity available.
The RBL Facility is collateralized by certain of our oil and natural gas properties and has a borrowing base subject to semi-annual redetermination.  In April 2015, we completed our semi-annual redetermination, reaffirming the borrowing base at $2.75 billion and extending the maturity date to May 2019, provided that the 2018 and 2019 secured term loans and senior notes are retired or refinanced six months prior to maturity. Downward revisions of our oil and natural gas reserves due to future declines in commodity prices, performance revisions, sales of assets or the incurrence of certain types of additional debt, among other items, could cause a redetermination of the borrowing base and could negatively impact our ability to borrow funds under the RBL Facility in the future.
Guarantees.  Our obligations under the RBL Facility, term loan, secured and unsecured notes are fully and unconditionally guaranteed, jointly and severally, by the Company’s present and future direct and indirect wholly owned material domestic subsidiaries.  EP Energy LLC has no independent assets or operations. Any subsidiaries of EP Energy LLC, other than the subsidiary guarantors, are minor.  The subsidiary guarantees are subject to certain automatic customary releases, including the sale or disposition of the capital stock or substantially all of the assets of a subsidiary guarantor, exercise of legal defeasance or covenant defeasance, or designation of a subsidiary guarantor as unrestricted in accordance with the applicable indenture.  There are no significant restrictions on the ability of the Company or any guarantor to obtain funds from its subsidiaries by dividend or loan.
Restrictive Provisions/Covenants.  The availability of borrowings under our credit agreements and our ability to incur additional indebtedness is subject to various financial and non-financial covenants and restrictions. There have been no significant changes to our restrictive covenants, and as of March 31, 2015, we were in compliance with all of our debt covenants. For a further discussion of our debt agreements and restrictive covenants, see our 2014 Annual Report on Form 10-K.

6.  Long Term Debt

Listed below are our debt obligations as of the periods presented:

	Interest Rate	December 31, 2014	December 31, 2013
		(in millions)
$ 2.75 billion RBL credit facility - due May 24, 2017	Variable	$852	$295
$ 750 million senior secured term loan - due May 24, 2018(1)(3)	Variable	496	495
$ 400 million senior secured term loan - due April 30, 2019(2)(3)	Variable	150	149
$ 750 million senior secured notes - due May 1, 2019(3)	6.875%	750	750
$ 2.0 billion senior unsecured notes - due May 1, 2020	9.375%	2,000	2,000
$ 350 million senior unsecured notes - due September 1, 2022	7.75%	350	350
Total		$4,598	$4,039

(1)

The term loan was issued at 99% of par and carries interest at a specified margin over the LIBOR of 2.75%, with a minimum LIBOR floor of 0.75%. As of December 31, 2014 and 2013, the effective interest rate of the term loan was 3.50%.

(2)

The term loan carries interest at a specified margin over the LIBOR of 3.50%, with a minimum LIBOR floor of 1.00%.  As of December 31, 2014 and 2013, the effective interest rate for the term loan was 4.50%.

(3)

The term loans and secured notes are secured by a second priority lien on all of the collateral securing the RBL credit facility, and effectively rank junior to any existing and future first lien secured indebtedness of the Company.

As of December 31, 2014 and 2013, we had $90 million and $111 million, respectively, in deferred financing costs on our consolidated balance sheets. During 2014, 2013, the period from March 23 (inception) to December 31, 2012, and the predecessor period from January 1 to May 24, 2012, we amortized $21 million, $21 million, $12 million, and $7 million, respectively, of deferred financing costs in interest expense.

During 2013 and the period from March 23 (inception) to December 31, 2012, we recorded $9 million and $14 million in losses on extinguishment of debt.  The 2013 losses were associated with the pro-rata portion of deferred financing costs written off in conjunction with (i) the repayment of approximately $250 million under each of our $750 million and $400 million term loans, (ii) our $750 million term loan re-pricing in May 2013 and (iii) the semi-annual redetermination of our RBL Facility in March 2013. The 2012 losses were associated with the pro-rata portion of deferred financing costs written off, debt discount and call premiums paid related to lenders who exited or reduced their loan commitments in conjunction with our $750 million term loan repricing.

$2.75 Billion Reserve-based Loan (RBL). We have a $2.75 billion credit facility in place which allows us to borrow funds or issue letters of credit (LCs).  As of December 31, 2014, we had $852 million of outstanding borrowings and approximately $83 million of letters of credit issued under the facility, leaving $1.8 billion of remaining capacity available.  During 2014, we received a contribution from our parent subsequent to their initial public offering to pay down a portion of our then outstanding balance.  Listed below is a further description of our credit facility as of December 31, 2014:

Credit Facility	Maturity Date	Interest Rate	Commitment fees
$2.75 billion RBL	May 24, 2017	LIBOR + 1.75%(1) 1.75% for LCs	0.375% commitment fee on unused capacity

(1)

Based on our December 31, 2014 borrowing level. Amounts outstanding under the $2.75 billion RBL facility bear interest at specified margins over the LIBOR of between 1.50% and 2.50% for Eurodollar loans or at specified margins over the Alternative Base Rate (ABR) of between 0.50% and 1.50% for ABR loans. Such margins will fluctuate based on the utilization of the facility.

The RBL Facility is collateralized by certain of our oil and natural gas properties and has a borrowing base subject to semi-annual redetermination. In October 2014, we completed our semi-annual redetermination, increasing the borrowing base of our RBL Facility to $2.75 billion. Our next redetermination date is in April 2015. Downward revisions of our oil and natural gas reserves due to future declines in commodity prices, performance revisions, sales of assets, or the incurrence of certain types of additional debt, among other items, could cause a redetermination of the borrowing base and could negatively impact our ability to borrow funds under the RBL Facility in the future.

Guarantees.  Our obligations under the RBL Facility, term loan, secured and unsecured notes are fully and unconditionally guaranteed, jointly and severally, by the Company’s present and future direct and indirect wholly owned material domestic subsidiaries.  EP Energy LLC has no independent assets or operations. Any subsidiaries of EP Energy LLC, other than the subsidiary guarantors, are minor.  The subsidiary guarantees are subject to certain automatic customary releases, including the sale or disposition of the capital stock or substantially all of the assets of a subsidiary guarantor, exercise of legal defeasance or covenant defeasance, or designation of a subsidiary guarantor as unrestricted in accordance with the applicable indenture.  There are no significant restrictions on the ability of the Company or any guarantor to obtain funds from its subsidiaries by dividend or loan.

Restrictive Provisions/Covenants.  The availability of borrowings under our credit agreements and our ability to incur additional indebtedness is subject to various financial and non-financial covenants and restrictions. Our most restrictive financial covenant requires that our debt to EBITDAX ratio, as defined in the credit agreement, must not exceed 4.50 to 1.0 during the current period. Certain other covenants and restrictions, among other things, also limit our ability to incur or guarantee additional indebtedness; make any restricted payments or pay any dividends on equity interests or redeem, repurchase or retire parent entities’ equity interests or subordinated indebtedness; sell assets; make investments; create certain liens; prepay debt obligations; engage in transactions with affiliates; and enter into certain hedge agreements. As of December 31, 2014, we were in compliance with our debt covenants.